Taxation - Components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current income tax expense
Current income tax (benefit) expense	$ (52,391)	$ 76,968	$ 27,015
Deferred income tax expense (benefit)
Deferred income tax expense (benefit)	35,372	(21,582)	(37,062)
Unrecognized tax expense (benefit)
Unrecognized tax (benefit) expense	3,928	(2,850)	1,113
Total income tax expense
Total income tax (benefit) expense	(13,091)	52,536	(8,934)
Income before taxes by jurisdiction
Domestic (Bermuda)	3,894	715,912	33,759
Foreign	237,204	273,372	(128,687)
Income (loss) before taxes	241,098	989,284	(94,928)
US
Current income tax expense
Current income tax (benefit) expense	(97,155)	12,899	(6,872)
Deferred income tax expense (benefit)
Deferred income tax expense (benefit)	60,932	(25,850)	(40,318)
Unrecognized tax expense (benefit)
Unrecognized tax (benefit) expense	0	0	0
Total income tax expense
Total income tax (benefit) expense	(36,223)	(12,951)	(47,190)
Non-US
Current income tax expense
Current income tax (benefit) expense	44,764	64,069	33,887
Deferred income tax expense (benefit)
Deferred income tax expense (benefit)	(25,560)	4,268	3,256
Unrecognized tax expense (benefit)
Unrecognized tax (benefit) expense	3,928	(2,850)	1,113
Total income tax expense
Total income tax (benefit) expense	$ 23,132	$ 65,487	$ 38,256